Nature of Operations - Schedule of Financial Statements (Details)	12 Months Ended
Dec. 31, 2024
Backbone Hosting Solutions Inc. [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone
9159-9290 Quebec Inc. [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Volta
Backbone Hosting Solutions SAU [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone Argentina
Backbone Hosting Solutions Paraguay SA [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone Paraguay
Backbone Mining Solutions LLC [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone Mining
Orion Constellation Technologies Inc. [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Orion
Backbone Sharon LLC [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone Sharon
D&N Ingenieria SA [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone Paso Pe
Zunz SA [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone Yguazu
Bitfarms Paraguay LP [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	Backbone Paraguay LP
Bitcoin [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	BTC
Blockchain Verification and Validation Equipment (primarily Miners and mining-related equipment) [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	BVVE
Megawatt [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	MW
Canadian Dollars [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	CAD
U.S. Dollars [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	USD
Argentine Pesos [Member]
Nature of Operations - Schedule of Financial Statements (Details) [Line Items]
Financial statements terms	ARS